Notes Payable Related Parties	1 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Notes Payable, Related Parties

Note 3 – Notes Payable, Related Parties

During the period ended March 31, 2013, Anthony Passmore advanced funds of $2,000 to the Company. The advances were non-interest bearing and due on demand. Mr. Passmore forgave all amounts due as of March 31, 2013.